Related Party Disclosures - Summary of Outstanding Balances of Transactions Related to Key Management Personnel (Details) - Key Management Personnel of Entity or Parent - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 1,843	€ 2,160
TRON
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 1,843	€ 2,160